OTHER LONG TERM ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Jun. 30, 2018 vessel	May 31, 2018 vessel
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					15	4
Long term receivables	$ 0.0	$ 0.0		$ 1.9
Credit loss provision		(1.9)
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	$ 14.4	52.7
10,600 TEU Containership
Property, Plant and Equipment [Line Items]
Capital improvements		$ 22.9
Number of vessels with EGCS Installations | vessel		3
Construction in progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades | vessel	3	11
Number of container vessels transferred | vessel	10	16
Container vessels | Evergreen Marine
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel				4
Time charters				$ 18.0
Amortization of time charters	$ 2.9	$ 2.9	$ 2.9